UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21075

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30

Date of reporting period:	04/30/04

SSL-DOCS2 70128344v10

FORM N- CSR
Item 1.	Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter to Shareholders
5	Statement of Investments
7	Statement of Assets and Liabilities
8	Statement of Operations
9	Statement of Changes in Net Assets
10	Financial Highlights
14	Notes to Financial Statements
19	Report of Independent Registered
Public Accounting Firm
20	Board Members Information
22	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Cash Advantage Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Cash Advantage Fund covers the 12-month period from May 1, 2003, through April 30, 2004. During the reporting period, the fund produced yields of 0.92% for Administrative shares, 0.59% for Participant shares, 0.99% for Institutional shares and 0.75% for Investor shares.Taking into account the effects of compounding, the fund produced effective yields of 0.92% for Administrative shares, 0.60% for Participant shares, 0.99% for Institutional shares and 0.75% for Investor shares.1

The Economy

After several years of lackluster growth, the economic outlook began to improve in the spring of 2003. Soon after the conclusion of major combat in Iraq, the manufacturing sector began to show signs of more sustainable improvement and consumer confidence began to rise in an environment characterized by a rallying stock market, continued low inflation, greater productivity and the 2003 federal tax cuts, including lower tax rates for capital gains and dividends.

However, at its May meeting the Federal Reserve Board (the "Fed") cautioned that economic risks were "weighted toward weakness for the foreseeable future." Although the economy expanded at a greater than expected 3.3% annualized rate during the second quarter, the unemployment rate climbed to 6.4%, its highest level in nine years.To stimulate greater growth and forestall potential deflationary pressures, in late June the Fed reduced the federal funds rate by another 25 basis points to 1%, its lowest level since 1958.

In July, new signs of economic strength kindled investors' concerns that rising inflation and a ballooning federal budget deficit might lead to higher interest rates.While these concerns sparked a sharp decline in bond prices, money market yields remained relatively steady, anchored by the 1% federal funds rate. The economy continued to improve in August and September as it became clearer that business investment and consumer spending were rebounding, even as inflation remained under control. It was later estimated that the economy grew at a robust 8.2% annualized rate during the third quarter of 2003.

Economic indicators in October and November provided more evidenc of an improving economy, including an encouraging increase in jobs and a decrease in the unemployment rate to 6.0% . Orders for durable goods rose strongly, suggesting that business investment was finally contributing in a meaningful way to the recovery, and consumer confidence advanced to its highest level in more than a year.

As was widely expected, the Fed held the overnight federal funds rate steady at its meeting in early December, and it reiterated its commitment to keeping borrowing rates low. By the end of 2003, new data further confirmed that an economic recovery was well underway, while a drop in the Consumer Price Index suggested that inflation remained under control.The U.S. Commerce Department later estimate that gross domestic product grew at a 4.1% annualized rate during the fourth quarter of 2003.

While the Fed continued to maintain its accommodative monetary policy at its meeting in late January 2004, it noted that U.S. economic output was expanding briskly. However, the number of new jobs created by the recovering economy continued to disappoint. In addition, the consumer price index in February indicated that the core rate of inflation rose only 0.10%, reinforcing the perception that the Fed still had a great deal of flexibility in the conduct of monetary policy. It was later revealed that U.S. economic growth rose only modestly, expanding at a 4.2% annualized rate during the first quarter of 2004.

In early April, however, the U.S. Department of Labor announced that the domestic economy had added 308,000 jobs in March, fueling concerns that long-dormant inflationary pressures might have begun to resurface. As the month progressed, higher energy and commodity prices appeared to lend credence to that view. As a result, the money market yield curve began to steepen as yields rose at the longer end of the maturity spectrum.

The Fund 3

LETTER TO SHAREHOLDERS (continued)

Market Environment/Portfolio Focus

In our view, one month of employment strength is not sufficient to cause the Fed to raise rates. However, if employment gains of this magnitude continue, the combined pressures of large budget deficits, a weakening dollar, higher commodity prices and ongoing economic optimism may lead the Fed to adjust the overnight borrowing rate toward a less accommodative level.

Patricia A. Larkin
Senior Portfolio Manager

May 17, 2004
New York, N.Y.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. An investment in the fund is not insured or guaranteed by the FDIC or any government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.Yield provided reflects the absorption of fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund's yields would have been lower.

STATEMENT OF INVESTMENTS
April 30, 2004

	Principal
Negotiable Bank Certificates of Deposit-9.2%	Amount ($)	Value ($)

Credit Agricole Indosuez (Yankee)
1.03%, 5/3/2004	5,000,000	5,000,000
First Tennessee Bank N.A.
1.03%, 5/10/2004	5,000,000	5,000,000
HBOS Treasury Services PLC (London)
1.05%, 5/27/2004	5,000,000	5,000,031
Total Negotiable Bank Certificates of Deposit
(cost $15,000,031)		15,000,031

Commercial Paper-4.3%

Bank of America Corp.
1.03%, 5/7/2004	5,000,000	4,999,142
Barclays U.S. Funding Corp.
1.03%, 5/21/2004	2,000,000	1,998,856
Total Commercial Paper
(cost $ 6,997,998)		6,997,998

Corporate Notes-3.1%

WestLB AG
1.07%, 1/14/2005
(cost $ 4,999,468)	5,000,000 a	4,999,468

Short-Term Bank Notes-3.1%

Harris Trust & Savings Bank
1.03%, 5/5/2004
(cost $5,000,000)	5,000,000	5,000,000

U.S. Government Agencies-67.9%

Federal Home Loan Banks, Discount Notes
.90%, 5/3/2004	55,000,000	54,997,250
Student Loan Marketing Association, Discount Notes
.90%, 5/3/2004	56,000,000	55,997,200
Total U.S. Government Agencies
(cost $110,994,450)		110,994,450

The Fund 5

STATEMENT OF INVESTMENTS (continued)

	Principal
Time Deposits-12.2%	Amount ($)	Value ($)

Fortis Bank (Grand Cayman)
1.02%, 5/3/2004	5,000,000	5,000,000
HSBC Bank USA (Grand Cayman)
.97%, 5/3/2004	5,000,000	5,000,000
Rabobank Nederland (Grand Cayman)
1.03%, 5/3/2004	5,000,000	5,000,000
State Street Bank & Trust Co. (Grand Cayman)
1.00%, 5/3/2004	5,000,000	5,000,000
Total Time Deposits
(cost $20,000,000)		20,000,000

Total Investments (cost $162,991,947)	99.8%	162,991,947
Cash and Receivables (Net)	.2%	367,387
Net Assets	100.0%	163,359,334

a Variable interest rate-subject to periodic change.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004

	Cost	Value

Assets ($):
Investments in securities-See Statement of Investments	162,991,947	162,991,947
Cash		348,538
Interest receivable		24,786
		163,365,271

Liabilities ($):
Due to The Dreyfus Corporation and affiliates-Note 2(a)		5,937

Net Assets ($)		163,359,334

Composition of Net Assets ($):
Paid-in capital		163,364,512
Accumulated net realized gain (loss) on investments		(5,178)

Net Assets ($)		163,359,334

Net Asset Value Per Share

Institutional Advantage Shares
Net Assets ($)		163,282,927
Shares Outstanding		163,288,107
Net Asset Value Per Share ($)		1.00

Administrative Advantage Shares
Net Assets ($)		25,551
Shares Outstanding		25,549
Net Asset Value Per Share ($)		1.00

Investor Advantage Shares
Net Assets ($)		25,465
Shares Outstanding		25,466
Net Asset Value Per Share ($)		1.00

Participant Advantage Shares
Net Assets ($)		25,391
Shares Outstanding		25,390
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

The Fund 7

STATEMENT OF OPERATIONS
Year Ended April 30, 2004

Investment Income ($):
Interest Income	2,366,302
Expenses:
Management fee-Note 2(a)	226,464
Administration fee-Note 2(b)	113,232
Distribution fees-Note 2(c)	182
Total Expenses	339,878
Less-reduction in management fee
due to undertaking-Note 2(a)	(226,464)
Net Expenses	113,414
Investment Income-Net	2,252,888

Net Realized Gain (Loss) on Investments-Note 1(b) ($)	(1,165)
Net Increase in Net Assets Resulting from Operations	2,251,723

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,

	2004	2003a

Operations ($):
Investment income-net	2,252,888	3,166,899
Net realized gain (loss) on investments	(1,165)	(4,013)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,251,723	3,162,886

Dividends to Shareholders from ($):
Investment income-net:
Institutional Advantage shares	(2,252,318)	(3,166,064)
Administrative Advantage shares	(231)	(318)
Investor Advantage shares	(190)	(276)
Participant Advantage shares	(149)	(241)
Total Dividends	(2,252,888)	(3,166,899)

Beneficial Interest Transactions
($1.00 per share):
Net proceeds from shares sold:
Institutional Advantage shares	4,246,896,666	3,571,854,462
Administrative Advantage shares	-	12,500
Investor Advantage shares	-	12,500
Participant Advantage shares	-	12,500
Dividends reinvested:
Institutional Advantage shares	257	504
Administrative Advantage shares	231	318
Investor Advantage shares	190	276
Participant Advantage shares	149	241
Cost of shares redeemed:
Institutional Advantage shares	(4,394,618,668)	(3,260,857,614)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(147,721,175)	311,035,687
Total Increase (Decrease) in Net Assets	(147,722,340)	311,031,674

Net Assets ($):
Beginning of Period	311,081,674	50,000
End of Period	163,359,334	311,081,674

a From June 3, 2002 (commencement of operations) to April 30, 2003.
See notes to financial statements.

The Fund 9

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

	Year Ended April 30,

Institutional Advantage Shares	2004	2003 a

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Investment income-net	.010	.013
Distributions:
Dividends from investment income-net	(.010)	(.013)
Net asset value, end of period	1.00	1.00

Total Return (%)	1.00	1.46 b

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.05	.05 b
Ratio of net investment income
to average net assets	.99	1.38 b
Decrease reflected in above expense
ratios due to undertakings by
The Dreyfus Corporation	.10	.10b

Net Assets, end of period ($x 1,000)	163,283	311,006

a From June 3, 2002 (commencement of operations) to April 30, 2003.
b Annualized.
See notes to financial statements.

	Year Ended April 30,

Administrative Advantage Shares	2004	2003 a

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Investment income-net	.009	.013
Distributions:
Dividends from investment income-net	(.009)	(.013)
Net asset value, end of period	1.00	1.00

Total Return (%)	.91	1.40 b

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.12	.12 b
Ratio of net investment income
to average net assets	.92	1.31 b
Decrease reflected in above expense
ratios due to undertakings by
The Dreyfus Corporation	.10	.10b

Net Assets, end of period ($x 1,000)	26	25

a From June 3, 2002 (commencement of operations) to April 30, 2003.
b Annualized.
See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)

	Year Ended April 30,

Investor Advantage Shares	2004	2003 a

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Investment income-net	.007	.011
Distributions:
Dividends from investment income-net	(.007)	(.011)
Net asset value, end of period	1.00	1.00

Total Return (%)	.75	1.21 b

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.30	.30 b
Ratio of net investment income
to average net assets	.74	1.13 b
Decrease reflected in above expense
ratios due to undertakings by
The Dreyfus Corporation	.10	.10b

Net Assets, end of period ($x 1,000)	25	25

a From June 3, 2002 (commencement of operations) to April 30, 2003.
b Annualized.
See notes to financial statements.

	Year Ended April 30,

Participant Advantage Shares	2004	2003 a

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Investment income-net	.006	.010
Distributions:
Dividends from investment income-net	(.006)	(.010)
Net asset value, end of period	1.00	1.00

Total Return (%)	.60	1.06 b

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.45	.45 b
Ratio of net investment income
to average net assets	.59	.98 b
Decrease reflected in above expense
ratios due to undertakings by
The Dreyfus Corporation	.10	.10b

Net Assets, end of period ($x 1,000)	25	25

a From June 3, 2002 (commencement of operations) to April 30, 2003.
b Annualized.
See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS

NOTE 1-Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Fund (the "fund") is a separate diversified series of Dreyfus Institutional Cash Advantage Funds (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company and operates as a series company offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. This fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. At April 30, 2004, 100% of the fund's Institutional Advantage shares were held by other Dreyfus funds.The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial").The Manager also serves as administrator for the fund.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold without a sales charge.The fund offers the following classes of shares: Institutional Advantage shares,Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares. Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2004, MBC Investment Corp., an indirect subsidiary of Mellon Financial, held all the outstanding shares of Administrative Advantage, Investor Advantage and Participant Advantage shares of the fund.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $15,647 during the period ended April 30, 2004, based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At April 30, 2004, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The fund has an unused capital loss carryover of $5,178 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2004. If not applied, $4,013 of the carryover expires in fiscal 2011 and $1,165 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2004 and April 30, 2003, respectively, were all ordinary income.

At April 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2-Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund's average daily net assets and is payable monthly.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consists of: management fees $5,937.

The Manager has agreed to pay all of the fund's expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes, interest fees and expenses of the non-interested board members and of independent counsel to the fund and to the non-interested board members and extraordinary expenses. The Manager had undertaken from May 1, 2003 through April 30, 2004 to waive the management fee. The reduction in management fee, pursuant to the undertaking, amounted to $226,464 during the period ended April 30, 2004.

(b) As compensation for the Manager's services under the Administration Agreement, the Company has agreed to pay the Manager a monthly administration fee at the annual rate .05% of the value of each fund's average daily net assets.

(c) Under the fund's Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .07, .25 and .40 of 1% of the value of the average daily net assets of the fund's Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares, respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund's Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)

and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2004, the fund's Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $18, $63 and $101, respectively, pursuant to the Plan.

NOTE 3-Capital Share Transactions:

The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest of the fund's Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage shares.

NOTE 4-Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the "Investment Advisers"), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds' contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus' ability to perform its contracts with the Dreyfus funds.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Institutional Cash Advantage Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Cash Advantage Fund (one of the funds comprising Dreyfus Institutional Cash Advantage Funds) as of April 30, 2004, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights. Our procedures included confirmation of securities owned as of April 30, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Cash Advantage Fund at April 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 10, 2004

The Fund 19

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (60)
Chairman of the Board (2002)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Levcor International, Inc., an apparel fabric processor, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
No. of Portfolios for which Board Member Serves: 186

-------
Clifford L. Alexander, Jr. (70)
Board Member (2002)
Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm ( January 1981-pre-
sent)
• Chairman of the Board of Moody's Corporation (October 2000-October 2003)
• Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation
(October 1999-September 2000)
Other Board Memberships and Affiliations:
• Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director
• Mutual of America Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 65

-------
Lucy Wilson Benson (76)
Board Member (2002)
Principal Occupation During Past 5 Years:
• President of Benson and Associates, consultants to business and government (1980-present)
Other Board Memberships and Affiliations:
• The International Executive Services Corps, Director
• Citizens Network for Foreign Affairs,Vice Chairperson
• Council on Foreign Relations, Member
• Lafayette College Board of Trustees,Vice Chairperson Emeritus
• Atlantic Council of the U.S., Director

No. of Portfolios for which Board Member Serves: 39
David W. Burke (68)
Board Member (2003)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• John F. Kennedy Library Foundation, Director
• U.S.S. Constitution Museum, Director
No. of Portfolios for which Board Member Serves: 83
-------
Whitney I. Gerard (69)
Board Member (2003)
Principal Occupation During Past 5 Years:
• Partner of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 37
-------
Arthur A. Hartman (78)
Board Member (2003)
Principal Occupation During Past 5 Years:
• Chairman of First NIS Regional Fund (ING/Barings Management) and New Russia Fund
• Advisory Council Member to Barings-Vostok
Other Board Memberships and Affiliations:
• APCO Associates, Inc., Senior Consultant
No. of Portfolios for which Board Member Serves: 37
-------
George L. Perry (70)
Board Member (2003)
Principal Occupation During Past 5 Years:
• Economist and Senior Fellow at Brookings Institution
Other Board Memberships and Affiliations:
• State Farm Mutual Automobile Association, Director
• State Farm Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 37
-------

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o
The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board
Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

The Fund 21

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since April 2002.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 97 investment companies (comprised of 190 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 58 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a Director of the Manager, and an officer of 97 investment companies (comprised of 190 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 50 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

CHARLES CARDONA, Executive Vice President since April 2002.

Vice Chairman and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 14 investment companies (comprised of 22 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1981.

MARK N. JACOBS, Vice President since April 2002.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since June 1977.

JEFF PRUSNOFSKY, Secretary since April 2002.

Associate General Counsel of the Manager, and an officer of 26 investment companies (comprised of 87 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since October 1990.

ROBERT R. MULLERY, Assistant Secretary since January 2003.

Associate General Counsel of the Manager, and an officer of 26 investment companies (comprised of 58 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since May 1986.

STEVEN F. NEWMAN, Assistant Secretary since April 2002.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since July 1980.

JAMES WINDELS, Treasurer since April 2002.

Director – Mutual Fund Accounting of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1985.

ROBERT ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager – Money Market Funds of the Manager, and an officer of 39 investment companies (comprised of 85 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1988.

KENNETH J. SANDGREN, Assistant Treasurer since April 2002.

Mutual Funds Tax Director of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since September 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 93 investment companies (comprised of 201 portfolios) managed by the Manager. He is 33 years old and has been an employee of the Distributor since October 1998.

The Fund 23

NOTES

For More Information

Dreyfus Institutional
Cash Advantage Fund
200 Park Avenue
New York, NY 10166

Manager and Administrator
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

To obtain information:

By telephone

Call 1-800-645-6561

By mail Write to:

The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Information can be viewed online or downloaded from: http://www.dreyfus.com

© 2004 Dreyfus Service Corporation 0093AR0404

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter to Shareholders
5	Statement of Investments
7	Statement of Assets and Liabilities
8	Statement of Operations
9	Statement of Changes in Net Assets
10	Financial Highlights
14	Notes to Financial Statements
19	Report of Independent Registered
Public Accounting Firm
20	Board Members Information
22	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus Institutional Cash Advantage Plus Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This annual report for Dreyfus Institutional Cash Advantage Plus Fund covers the 12-month period from May 1, 2003, through April 30, 2004. During the reporting period, the fund produced yields of 0.92% for Administrative shares, 0.60% for Participant shares, 0.99% for Institutional shares and 0.75% for Investor shares.Taking into account the effects of compounding, the fund produced effective yields of 0.92% for Administrative shares, 0.60% for Participant shares, 1.00% for Institutional shares and 0.75% for Investor shares.1

The Economy

After several years of lackluster growth, the economic outlook began to improve in the spring of 2003. Soon after the conclusion of major combat in Iraq, the manufacturing sector began to show signs of more sustainable improvement and consumer confidence began to rise in an environment characterized by a rallying stock market, continued low inflation, greater productivity and the 2003 federal tax cuts, including lower tax rates for capital gains and dividends.

However, at its May meeting the Federal Reserve Board (the "Fed") cautioned that economic risks were "weighted toward weakness for the foreseeable future." Although the economy expanded at a greater than expected 3.3% annualized rate during the second quarter, the unemployment rate climbed to 6.4%, its highest level in nine years.To stimulate greater growth and forestall potential deflationary pressures, in late June the Fed reduced the federal funds rate by another 25 basis points to 1%, its lowest level since 1958.

In July, new signs of economic strength kindled investors' concerns that rising inflation and a ballooning federal budget deficit might lead to higher interest rates.While these concerns sparked a sharp decline in bond prices, money market yields remained relatively steady, anchored by the 1% federal funds rate. The economy continued to improve in August and September as it became clearer that business

2

investment and consumer spending were rebounding, even as inflation remained under control. It was later estimated that the economy grew at a robust 8.2% annualized rate during the third quarter of 2003.

Economic indicators in October and November provided more evidence of an improving economy, including an encouraging increase in jobs and a decrease in the unemployment rate to 6.0% . Orders for durable goods rose strongly, suggesting that business investment was finally contributing in a meaningful way to the recovery, and consumer confidence advanced to its highest level in more than a year.

As was widely expected, the Fed held the overnight federal funds rate steady at its meeting in early December, and it reiterated its commitment to keeping borrowing rates low. By the end of 2003, new data further confirmed that an economic recovery was well underway, while a drop in the Consumer Price Index suggested that inflation remained under control. The U.S. Commerce Department later estimated that gross domestic product grew at a 4.1% annualized rate during the fourth quarter of 2003.

While the Fed continued to maintain its accommodative monetary policy at its meeting in late January 2004, it noted that U.S. economic output was expanding briskly. However, the number of new jobs created by the recovering economy continued to disappoint. In addition, the consumer price index in February indicated that the core rate of inflation rose only 0.10%, reinforcing the perception that the Fed still had a great deal of flexibility in the conduct of monetary policy. It was later revealed that U.S. economic growth rose only modestly, expanding at a 4.2% annualized rate during the first quarter of 2004.

In early April, however, the U.S. Department of Labor announced that the domestic economy had added 308,000 jobs in March, fueling concerns that long-dormant inflationary pressures might have begun to resurface. As the month progressed, higher energy and commodity prices appeared to lend credence to that view. As a result, the money market yield curve began to steepen as yields rose at the longer end of the maturity spectrum.

The Fund 3

LETTER TO SHAREHOLDERS (continued)
Market Environment/Portfolio Focus

In our view, one month of employment strength is not sufficient to cause the Fed to raise rates. However, if employment gains of this magnitude continue, the combined pressures of large budget deficits, a weakening dollar, higher commodity prices and ongoing economic optimism may lead the Fed to adjust the overnight borrowing rate toward a less accommodative level.

Patricia A. Larkin
Senior Portfolio Manager
May 17, 2004
New York, N.Y.

1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. An investment in the fund is not insured or guaranteed by the FDIC or any government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.Yield provided reflects the absorption of fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund's yields would have been lower.

4

STATEMENT OF INVESTMENTS April 30, 2004

	Principal
Negotiable Bank Certificates of Deposit-9.2%	Amount ($)	Value ($)

Credit Agricole Indosuez (Yankee)
1.03%, 5/3/2004	5,000,000	5,000,000
First Tennessee Bank N.A
1.03%, 5/10/2004	5,000,000	5,000,000
HBOS Treasury Services PLC
1.05%, 5/27/2004	5,000,000	5,000,031
Total Negotiable Bank Certificates of Deposit
(cost $15,000,031)		15,000,031

Commercial Paper-3.1%

Bank of America Corp.
1.03%, 5/7/2004
(cost $4,999,142)	5,000,000	4,999,142

Corporate Notes-3.1%

WestLB AG
1.07%, 1/14/2005
(cost $4,999,468)	5,000,000 a	4,999,468

Short-Term Bank Notes-3.1%

Harris Trust & Savings Bank
1.03%, 5/5/2004
(cost $5,000,000)	5,000,000	5,000,000

U.S. Government Agencies-69.2%

Federal Home Loan Banks, Discount Notes
.90%, 5/3/2004	94,000,000	93,995,300
Student Loan Marketing Association, Discount Notes
.90%, 5/3/2004	19,000,000	18,999,050
Total U.S. Government Agencies
(cost $112,994,350)		112,994,350

Time Deposits-12.1%

Fortis Bank (Grand Cayman)
1.02%, 5/3/2004	5,000,000	5,000,000
HSBC Bank USA (Grand Cayman)
.97%, 5/3/2004	5,000,000	5,000,000

The Fund 5

STATEMENT OF INVESTMENTS (continued)

	Principal
Time Deposits (continued)	Amount ($)	Value ($)

Rabobank Nederland (Grand Cayman)
1.03%, 5/3/2004	5,000,000	5,000,000
State Street Bank and Trust Co. (Grand Cayman)
1.00%, 5/3/2004	5,000,000	5,000,000
Total Time Deposits
(cost $20,000,000)		20,000,000

Total Investments (cost $162,992,991)	99.8%	162,992,991
Cash and Receivables (Net)	.2%	366,517
Net Assets	100.0%	163,359,508

a Variable interest rate-subject to periodic change.
See notes to financial statements.

6

The Fund 6

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2004

	Cost	Value

Assets ($):
Investments in securities-See Statement of Investments	162,992,991	162,992,991
Cash		347,574
Interest receivable		24,786
		163,365,351

Liabilities ($):
Due to The Dreyfus Corporation and affiliates-Note 2(a)		5,843

Net Assets ($)		163,359,508

Composition of Net Assets ($):
Paid-in capital		163,364,761
Accumulated net realized gain (loss) on investments		(5,253)

Net Assets ($)		163,359,508

Net Asset Value Per Share

Institutional Advantage Shares
Net Assets ($)		163,282,851
Shares Outstanding		163,288,102
Net Asset Value Per Share ($)		1.00

Administrative Advantage Shares
Net Assets ($)		25,550
Shares Outstanding		25,550
Net Asset Value Per Share ($)		1.00

Investor Advantage Shares
Net Assets ($)		25,465
Shares Outstanding		25,465
Net Asset Value Per Share ($)		1.00

Participant Advantage Shares
Net Assets ($)		25,642
Shares Outstanding		25,644
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

The Fund 7

STATEMENT OF OPERATIONS Year Ended April 30, 2004

Investment Income ($):
Interest Income	2,369,330
Expenses:
Management fee-Note 2(a)	226,464
Administration fee-Note 2(b)	113,232
Distribution fees-Note 2(c)	183
Total Expenses	339,879
Less-reduction in management fee
due to undertaking-Note 2(a)	(226,464)
Net Expenses	113,415
Investment Income-Net	2,255,915

Net Realized Gain (Loss) on Investments-Note 1(b) ($)	(1,206)
Net Increase in Net Assets Resulting from Operations	2,254,709

See notes to financial statements.
8

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,

	2004	2003 a

Operations ($):
Investment income-net	2,255,915	3,159,591
Net realized gain (loss) on investments	(1,206)	(4,047)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,254,709	3,155,544

Dividends to Shareholders from ($):
Investment income-net:
Institutional Advantage shares	(2,255,341)	(3,158,758)
Administrative Advantage shares	(234)	(316)
Investor Advantage shares	(189)	(276)
Participant Advantage shares	(151)	(241)
Total Dividends	(2,255,915)	(3,159,591)

Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Advantage shares	4,246,896,669	3,570,009,794
Administrative Advantage shares	-	12,500
Investor Advantage shares	-	12,500
Participant Advantage shares	250	12,500
Dividends reinvested:
Institutional Advantage shares	253	436
Administrative Advantage shares	234	316
Investor Advantage shares	189	276
Participant Advantage shares	151	241
Cost of shares redeemed:
Institutional Advantage shares	(4,394,618,668)	(3,259,012,880)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(147,720,922)	311,035,683
Total Increase (Decrease) in Net Assets	(147,722,128)	311,031,636

Net Assets ($):
Beginning of Period	311,081,636	50,000
End of Period	163,359,508	311,081,636

a From June 3, 2002 (commencement of operations) to April 30, 2003. See notes to financial statements.

The Fund 9

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

	Year Ended April 30,

Institutional Advantage Shares	2004	2003 a

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Investment income-net	.010	.013
Distributions:
Dividends from investment income-net	(.010)	(.013)
Net asset value, end of period	1.00	1.00

Total Return (%)	1.00	1.46 b

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.05	.05 b
Ratio of net investment income
to average net assets	1.00	1.38 b
Decrease reflected in above expense ratios
due to undertakings by The Dreyfus Corporation	.10	.10b

Net Assets, end of period ( $x 1,000)	163,283	311,006

a From June 3, 2002 (commencement of operations) to April 30, 2003.
b Annualized.
See notes to financial statements.

10

	Year Ended April 30,

Administrative Advantage Shares	2004	2003 a

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Investment income-net	.009	.013
Distributions:
Dividends from investment income-net	(.009)	(.013)
Net asset value, end of period	1.00	1.00

Total Return (%)	.93	1.40 b

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.12	.12 b
Ratio of net investment income
to average net assets	.91	1.31 b
Decrease reflected in above expense ratios
due to undertakings by The Dreyfus Corporation	.10	.10b

Net Assets, end of period ( $x 1,000)	26	25

a From June 3, 2002 (commencement of operations) to April 30, 2003. b Annualized. See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS (continued)

	Year Ended April 30,

Investor Advantage Shares	2004	2003 a

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Investment income-net	.007	.011
Distributions:
Dividends from investment income-net	(.007)	(.011)
Net asset value, end of period	1.00	1.00

Total Return (%)	.75	1.21 b

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.30	.30 b
Ratio of net investment income
to average net assets	.75	1.13 b
Decrease reflected in above expense ratios
due to undertakings by The Dreyfus Corporation	.10	.10b

Net Assets, end of period ( $x 1,000)	25	25

a From June 3, 2002 (commencement of operations) to April 30, 2003. b Annualized. See notes to financial statements.
12

	Year Ended April 30,

Participant Advantage Shares	2004	2003 a

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Investment income-net	.006	.010
Distributions:
Dividends from investment income-net	(.006)	(.010)
Net asset value, end of period	1.00	1.00

Total Return (%)	.60	1.06 b

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets	.45	.45 b
Ratio of net investment income
to average net assets	.60	.98 b
Decrease reflected in above expense ratios
due to undertakings by The Dreyfus Corporation	.10	.10b

Net Assets, end of period ( $x 1,000)	26	25

a From June 3, 2002 (commencement of operations) to April 30, 2003. b Annualized. See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS

NOTE 1-Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Plus Fund (the "fund") is a separate diversified series of Dreyfus Institutional Cash Advantage Funds (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company and operates as a series company offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquid-ity.This fund serves as an investment vehicle for certain other Dreyfus funds as well as for other institutional investors. At April 30, 2004, 100% of the fund's Institutional Advantage shares were held by other Dreyfus funds.The Dreyfus Corporation (the "Manager" or "Dreyfus") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial").The Manager also serves as administrator for the fund.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold without a sales charge.The fund offers the following classes of shares: Institutional Advantage shares,Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares. Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2004, MBC Investment Corp., an indirect subsidiary of Mellon Financial, held all the outstanding shares of Administrative Advantage, Investor Advantage shares and held 25,393 of Participant Advantage shares of the fund.

14

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost, in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $13,865 during the period ended April 30, 2004, based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution

The Fund 15

NOTES TO FINANCIAL STATEMENTS (continued)

requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At April 30, 2004, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The fund has an unused capital loss carryover of $5,253 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to April 30, 2004. If not applied, $4,047 of the carryover expires in fiscal 2011 and $1,206 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2004 and April 30, 2003, respectively, were all ordinary income.

At April 30, 2004, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2-Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .10 of 1% of the value of the fund's average daily net assets and is payable monthly.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consists of: administration $5,828 and Rule 12b-1 distribution plan fees $15.

The Manager has agreed to pay all of the fund's expenses, except management fees, administration fees, Rule 12b-1 fees, brokerage commissions, taxes, interest fees and expenses of the non-interested board mem-

16

bers and of independent counsel to the fund and to the non-interested board members and extraordinary expenses. The Manager had undertaken from May 1, 2003 through April 30, 2004 to waive the management fee.The reduction in management fee, pursuant to the undertaking, amounted to $226,464 during the period ended April 30, 2004.

(b) As compensation for the Manager's services under the Administration Agreement, the Company has agreed to pay the Manager a monthly administration fee at the annual rate .05% of the value of each fund's average daily net assets.

(c) Under the fund's Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .07, .25 and .40 of 1% of the value of the average daily net assets of the fund's Administrative Advantage shares, Investor Advantage shares, and Participant Advantage shares, respectively. The Distributor may pay one or more Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of the fund's Administrative Advantage shares, Investor Advantage shares and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record.The Distributor determines the amounts, if any, to be paid to Service Agents under the Plan and the basis on which such payments are made. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended April 30, 2004, the fund's Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $18, $64 and $101, respectively, pursuant to the Plan.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 3-Capital Share Transactions:

The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest of the fund's Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage shares.

NOTE 4-Legal Matters:

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the "Investment Advisers"), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors.The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.The complaints seek unspecified compensatory and punitive damages, rescission of the funds' contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus' ability to perform its contracts with the Dreyfus funds.

18

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees

Dreyfus Institutional Cash Advantage Plus Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Institutional Cash Advantage Plus Fund (one of the funds comprising Dreyfus Institutional Cash Advantage Funds) as of April 30, 2004, the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein.These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and the financial highlights. Our procedures included confirmation of securities owned as of April 30, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Institutional Cash Advantage Plus Fund at April 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with U.S. generally accepted accounting principles.

New York, New York June 10, 2004

The Fund 19

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (60) Chairman of the Board (2002)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium sizecompanies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboardmills and paperboard converting plants, Director

No. of Portfolios for which Board Member Serves: 186

-------
Clifford L. Alexander, Jr. (70) Board Member (2002)
Principal Occupation During Past 5 Years:
  President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
  Chairman of the Board of Moody's Corporation (October 2000-October 2003)
  Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation(October 1999-September 2000)
Other Board Memberships and Affiliations:
  Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals,consumer healthcare products and animal health products, Director
  Mutual of America Life Insurance Company, Director
No. of Portfolios for which Board Member Serves: 65
------- Lucy Wilson Benson (76) Board Member (2002) Principal Occupation During Past 5 Years: • President of Benson and Associates, consultants to business and government (1980-present)
Other Board Memberships and Affiliations:
  The International Executive Services Corps, Director
  Citizens Network for Foreign Affairs,Vice Chairperson
  Council on Foreign Relations, Member
  Lafayette College Board of Trustees,Vice Chairperson Emeritus
  Atlantic Council of the U.S., Director
No. of Portfolios for which Board Member Serves: 39
20

David W. Burke (68) Board Member (2003)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee

Other Board Memberships and Affiliations:

  John F. Kennedy Library Foundation, Director
  U.S.S. Constitution Museum, Director

No. of Portfolios for which Board Member Serves: 83

Whitney I. Gerard (69) Board Member (2003)
-------

Principal Occupation During Past 5 Years:

• Partner of Chadbourne & Parke LLP

No. of Portfolios for which Board Member Serves: 37

Arthur A. Hartman (78) Board Member (2003)
-------

Principal Occupation During Past 5 Years:

  Chairman of First NIS Regional Fund (ING/Barings Management) and New Russia Fund
  Advisory Council Member to Barings-Vostok

Other Board Memberships and Affiliations:

• APCO Associates, Inc., Senior Consultant

No. of Portfolios for which Board Member Serves: 37

George L. Perry (70) Board Member (2003)
-------

Principal Occupation During Past 5 Years:

• Economist and Senior Fellow at Brookings Institution

Other Board Memberships and Affiliations:

  State Farm Mutual Automobile Association, Director
  State Farm Life Insurance Company, Director

No. of Portfolios for which Board Member Serves: 37

-------

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund's Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

The Fund 21

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since April 2002.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 97 investment companies (comprised of 190 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 58 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2002.

Chief Investment Officer,Vice Chairman and a Director of the Manager, and an officer of 97 investment companies (comprised of 190 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 50 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

CHARLES CARDONA, Executive Vice President since April 2002.

Vice Chairman and a Director of the Manager, Executive Vice President of the Distributor, President of Dreyfus Institutional Services Division, and an officer of 14 investment companies (comprised of 22 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since February 1981.

MARK N. JACOBS, Vice President since April 2002.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since June 1977.

JEFF PRUSNOFSKY, Secretary since April 2002.

Associate General Counsel of the Manager, and an officer of 26 investment companies (comprised of 87 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since October 1990.

ROBERT R. MULLERY, Assistant Secretary since January 2003.

Associate General Counsel of the Manager, and an officer of 26 investment companies (comprised of 58 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since May 1986.

STEVEN F. NEWMAN, Assistant Secretary since April 2002.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since July 1980.

JAMES WINDELS, Treasurer since April 2002.

Director – Mutual Fund Accounting of the Manager, and an officer of 98 investment companies (comprised of 206 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1985.

22

ROBERT ROBOL, Assistant Treasurer
since August 2003.
Senior Accounting Manager – Money Market
Funds of the Manager, and an officer of 39
investment companies (comprised of 85
portfolios) managed by the Manager. He is 40
years old and has been an employee of the
Manager since October 1988.
KENNETH J. SANDGREN, Assistant
Treasurer since April 2002.

Mutual Funds Tax Director of the Manager,
and an officer of 98 investment companies
(comprised of 206 portfolios) managed by the
Manager. He is 49 years old and has been an
employee of the Manager since June 1993.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
September 2002.
Vice President and Anti-Money Laundering
Compliance Officer of the Distributor, and the
Anti-Money Laundering Compliance Officer
of 93 investment companies (comprised of 201
portfolios) managed by the Manager. He is 33
years old and has been an employee of the
Distributor since October 1998.

The Fund 23

NOTES

For More Information

To obtain information:

By telephone

Call 1-800-645-6561

By mail Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144
By E-mail Send your request to info@dreyfus.com
On the Internet Information can be viewed online or downloaded from: http://www.dreyfus.com
Dreyfus Institutional Cash Advantage Plus Fund 200 Park Avenue New York, NY 10166

Manager and Administrator

The Dreyfus Corporation 200 Park Avenue New York, NY 10166
Custodian
The Bank of New York One Wall Street New York, NY 10286
Transfer Agent & Dividend Disbursing Agent
Dreyfus Transfer, Inc. 200 Park Avenue New York, NY 10166
Distributor
Dreyfus Service Corporation 200 Park Avenue New York, NY 10166
© 2004 Dreyfus Service Corporation

0142AR0404

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Mr. Joseph DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $30,000 in 2003 and $35,070 in 2004.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $4,700 in 2003 and $-0- in 2004. These services consisted of advisory services as to the accounting or disclosure treatment of Registrant transactions or events.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $30,000 in 2003 and $273,500 in 2004.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $282 in 2003 and $7,468 in 2004. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various

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financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $-0- in 2003 and $-0- in 2004.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $-0- in 2003 and $-0- in 2004. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) and (c) of this Item, which required pre-approval by the Audit Committee were $-0- in 2003 and $-0- in 2004.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $511,587 in 2003 and $611,435in 2004.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	[Reserved]
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 9.	Submission of Matters to a Vote of Security Holders.

The Fund has a Nominating Committee, which is responsible for selecting and nominating persons for election or appointment by the Fund's Board as Board members. The Committee has adopted a Nominating Committee Charter ("Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Fund, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor West, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information

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relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Fund and its shareholders. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 10.

Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)

under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INSTITUTIONAL CASH ADVANTAGE FUNDS

By:	/s/ Stephen E. Canter
Stephen E. Canter
President]

Date:	June 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 25, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 25, 2004

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX -99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX -99.906CERT)

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